UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-205553-04

Central Index Key Number of the issuing entity: 0001694920

BMW Vehicle Lease Trust 2017-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:  333-205553

Central Index Key Number the depositor:  0001126530

BMW Auto Leasing LLC
 (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW Financial Services NA, LLC
 (Exact name of sponsor as specified in its charter)

Mathew Morgenstern, (201) 307-4153
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 8, 2017

BMW AUTO LEASING LLC
(Depositor)

By:	/s/ Ritu Chandy
Name:	Ritu Chandy
Title:	Chief Executive Officer and
Vice President – Finance

By:	/s/ Stefan Glebke
Name:	Stefan Glebke
Title:	Treasurer